                          ING VARIABLE PORTFOLIOS, INC.
                 ING VP Global Science and Technology Portfolio
                                  ("Portfolio")

                       Supplement dated November 16, 2006
                           to the Class I Prospectus,
                             and Class S Prospectus
                            each dated April 28, 2006

     On September 28, 2006, the Portfolio's Board of Directors ("Board") approved the appointment, effective September 30, 2006, of BlackRock Advisors, LLC ("BA LLC") as the new sub-adviser for the Portfolio and approved a special meeting of shareholders of the Portfolio to approve a new sub-advisory agreement between ING Investments, LLC ("ING Investments" or "Adviser"), and BA LLC. The previous sub-advisory agreement between the Adviser and BlackRock Advisors, Inc. ("BA INC"), on behalf of the Portfolio, was automatically terminated on or about September 29, 2006 as result of the transaction between BlackRock, Inc. ("BlackRock"), the parent company of BA INC, and Merrill Lynch & Co., Inc. ("Merrill Lynch") which is described further below. The special meeting of shareholders is expected to take place during the first quarter of 2007. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the fourth quarter of 2006. Shareholders will be notified if the proposal is not approved.

     On September 29, 2006, BlackRock and Merrill Lynch consummated a transaction whereby Merrill Lynch's investment management business combined with that of BlackRock's to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management ("Transaction"). The new combined company will operate under the BlackRock name. The Investment Company Act of 1940, as amended, ("1940 Act") requires that an agreement under which an adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its "assignment" (as defined in the 1940 Act). A sale of a controlling block of an investment adviser's voting securities generally is deemed to result in an assignment of the investment adviser's advisory agreements. The consummation of the Transaction constituted a sale of a controlling block of voting securities of BlackRock, resulting in the assignment and automatic termination of the Portfolio's sub-advisory agreement with BA INC, effective September 29, 2006. In addition, in conjunction with the Transaction described above, BlackRock reorganized certain investment management businesses and on September 29, 2006 BA INC, a Delaware corporation, reorganized into a Delaware limited liability corporation, creating BA LLC ("Reorganization"). The portfolio managers of the Portfolio that were previously employed by BA INC are now employed by BA LLC and will continue to provide the day-to-day management of the Portfolio. Further, the Transaction and the Reorganization will not result in a change in, or reduction of, resources dedicated to sub-advising the Portfolio or the services provided to the Portfolio.

     Effective September 30, 2006, BA LLC began managing the Portfolio pursuant to an interim sub-advisory agreement that will remain in effect through February 27, 2007 or until the approval of the new sub-advisory agreement by shareholders. The sub-advisory fee rate payable to BA LLC under the interim sub-advisory agreement is identical to the sub-advisory fee payable under the previous sub-advisory agreement with BA INC.

     In conjunction with the sub-adviser change, the Class I Prospectus and the Class S Prospectus for the Portfolio are revised as follows:

          1. Effective on or about September 30, 2006, all references to "BlackRock Advisors, Inc." and "BlackRock" are hereby deleted in their entirety and replaced with "BlackRock Advisors, LLC" and "BlackRock Advisors", respectively.

          2. Footnote 1 and Footnote 2 under the sub-section entitled "How the Portfolio has Performed - ING VP Global Science and Technology Portfolio - Average Annual Total

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               Retuns" on page 25 of the Class I and Class S Prospectuses, respectively, are hereby deleted and replaced with the following, respectively:

                    CLASS I

                    (1) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors, LLC began serving as the sub-adviser to the Portfolio. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock Advisors, LLC. Prior to January 2, 2004, BlackRock Advisors, Inc. served as the sub-adviser to the Portfolio. Prior to January 1, 2004, AIC Asset Management, LLC served as sub-adviser to the Portfolio.

                    CLASS S

                    (2) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser. Formerly, ING Investment Management Co. served as the investment adviser. Effective September 30, 2006, BlackRock Advisors, LLC began serving as the sub-adviser to the Portfolio. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management businesses combined with that of BlackRock, Inc. to create a new independent company and on September 29, 2006 BlackRock Advisors, Inc. reorganized into BlackRock Advisors, LLC. Prior to January 2, 2004, BlackRock Advisors, Inc. served as the sub-adviser to the Portfolio. Prior to January 1, 2004, AIC Asset Management, LLC served as the sub-adviser to the Portfolio.

          3. The sub-section entitled "Adviser and Sub-Advisers - ING VP Global Science and Technology Portfolio" under the section entitled "Management of the Portfolios" on page 44 of the Class I Prospectus and beginning on page 43 of the Class S Prospectus is hereby deleted in its entirety and replaced with the following:

               ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

               BLACKROCK ADVISORS, LLC

               BlackRock Advisors, LLC ("BlackRock Advisors") serves as the Sub-Adviser to the Portfolio, and is a wholly-owned subsidiary of BlackRock, Inc. ("BlackRock"). On September 29, 2006, BlackRock, Inc. ("BlackRock") consummated a transaction with Merrill Lynch & Co., Inc. ("Merrill Lynch") whereby Merrill Lynch's investment management business combined with that of BlackRock's to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management. The new combined company will operate under the BlackRock name. The combined company offers a full range of equity, fixed-income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United states and in non- U.S. markets. The new company has over 4500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The principal address 100 Bellevue Parkway, Willington, Delaware 19809.

               As of September 30, 2006, BlackRock Advisors and its affiliates had over $1.075 trillion in investment company and other portfolio assets under management.

               The following individuals share responsibility for the day-to-day management of ING VP Global Science and Technology Portfolio:

               Thomas P. Callan, CFA, Managing Director and Senior Portfolio Manager, is the head of BlackRock Advisors' Global Opportunities Team and is the strategist for all of the team's portfolios. Mr. Callan has co-managed the Portfolio since 2004. Before becoming part

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               of BlackRock Advisors, Mr. Callan had been with the PNC Asset
               Management Group, which he joined in 1994. Mr. Callan began his career at PNC Bank as a personal trust portfolio manager in 1988 and became a research analyst in 1992.

               Jean M. Rosenbaum, CFA , Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the technology sector for all of the team's portfolios. Ms. Rosenbaum has co-managed the Portfolio since 2005. Prior to joining BlackRock Advisors in 1998, Ms. Rosenbaum was a healthcare analyst with the PNC Asset Management Group.

               Erin Xie, Ph.D., Managing Director and Portfolio Manager, is a senior member of BlackRock Advisors' Global Opportunities Team and is responsible for coverage of stocks in the healthcare sector. Dr. Xie has co-managed the Portfolio since 2005. Before becoming part of BlackRock Advisors in 2005, Dr. Xie was with State Street Research & Management since 2001. She began her investment career as a pharmaceutical analyst for Stanford Bernstein in 1999.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          ING VARIABLE PORTFOLIOS, INC.
                 ING VP Global Science and Technology Portfolio
                                  ("Portfolio")

                       Supplement dated November 16, 2006
                        to the Adviser Class, Class I and
               Class S Statement of Additional Information ("SAI")
                              dated April 28, 2006

     On September 28, 2006, the Portfolio's Board of Directors ("Board") approved the appointment, effective September 30, 2006, of BlackRock Advisors, LLC ("BA LLC") as the new sub-adviser for the Portfolio and approved a special meeting of shareholders of the Portfolio to approve a new sub-advisory agreement between ING Investments, LLC ("ING Investments" or "Adviser"), and BA LLC. The previous sub-advisory agreement between the Adviser and BlackRock Advisors, Inc. ("BA INC"), on behalf of the Portfolio, was automatically terminated on or about September 29, 2006 as result of the transaction between BlackRock, Inc. ("BlackRock"), the parent company of BA INC, and Merrill Lynch & Co., Inc. ("Merrill Lynch") which is described further below. The special meeting of shareholders is expected to take place during the first quarter of 2007. Proxy materials discussing the change in sub-advisory arrangements are expected to be mailed to shareholders in the fourth quarter of 2006. Shareholders will be notified if the proposal is not approved.

     On September 29, 2006, BlackRock and Merrill Lynch consummated a transaction whereby Merrill Lynch's investment management business combined with that of BlackRock's to create a new independent company that is one of the world's largest asset management firms with over $1 trillion in assets under management ("Transaction"). The new combined company will operate under the BlackRock name. The Investment Company Act of 1940, as amended, ("1940 Act") requires that an agreement under which an adviser serves as the sub-adviser to an investment company must provide for the automatic termination of the agreement in the event of its "assignment" (as defined in the 1940 Act). A sale of a controlling block of an investment adviser's voting securities generally is deemed to result in an assignment of the investment adviser's advisory agreements. The consummation of the Transaction constituted a sale of a controlling block of voting securities of BlackRock, resulting in the assignment and automatic termination of the Portfolio's sub-advisory agreement with BA INC, effective September 29, 2006. In addition, in conjunction with the Transaction described above, BlackRock reorganized certain investment management businesses and on September 29, 2006, BA INC, a Delaware corporation, reorganized into a Delaware limited liability corporation, creating BA LLC ("Reorganization"). The portfolio managers of the Portfolio that were previously employed by BA INC are now employed by BA LLC and will continue to provide the day-to-day management of the Portfolio. Further, the Transaction and the Reorganization will not result in a change in, or reduction of, resources dedicated to sub-advising the Portfolio or the services provided to the Portfolio.

     Effective September 30, 2006, BA LLC began managing the Portfolio pursuant to an interim sub-advisory agreement that will remain in effect through February 27, 2007 or until the approval of the new sub-advisory agreement by shareholders. The sub-advisory fee rate payable to BA LLC under the interim sub-advisory agreement is identical to the sub-advisory fee payable under the previous sub-advisory agreement with BA INC.

     In conjunction with the sub-adviser change, the Adviser Class, Class I and Class S SAI for the Portfolio is revised as follows:

          1. Effective on or about September 30, 2006, all references to "BlackRock Advisors, Inc." and "BlackRock" are hereby deleted in their entirety and replaced with "BlackRock Advisors, LLC" and "BlackRock Advisors," respectively.

          2. The sixth paragraph in the section entitled "Adviser" beginning on page 77 of the Adviser Class, Class I and Class S SAI is hereby deleted and replaced with the following:

               Please see the Portfolios' annual shareholder report dated December 31, 2005 for information regarding the basis of the Board's approval of the investment advisory and investment sub-advisory relationships. However, the discussion regarding ING VP Global Science and Technology Portfolio will be contained in the Portfolio's annual shareholder report that will be dated December 31, 2006.

          3. The sub-section entitled "Sub-Advisers" beginning on page 79 of the Adviser Class, Class I and Class S SAI is hereby amended to include the following paragraph:

                    Effective on or about September 30, 2006, ING Investments,
               LLC entered into an interim sub-advisory agreement ("Interim Agreement") with BlackRock Advisors, LLC on behalf of ING VP Global Science & Technology Portfolio, replacing BlackRock Advisors, Inc. The Interim Agreement was entered into in accordance with Rule 15a-4 under the 1940 Act, which permits an investment adviser to enter into interim sub-advisory arrangements with a sub-adviser, prior to shareholder approval, provided that the conditions of Rule 15a-4 are met. Rule 15a-4 requires, among other things, that the interim contract have a duration of no greater than 150 days following the date on which the previous contract was terminated, and that the compensation to be received under the interim contract is no greater than that payable under the previous agreement. The Interim Agreement provides for compensation to be paid to BlackRock Advisors, LLC, that is identical to the compensation that had been payable to BlackRock Advisors, Inc. under the previous sub-advisory agreement and the Interim Agreement will terminate automatically as of February 27, 2007, or on such earlier date on which ING Investments, LLC enters into the new sub-advisory agreement with BlackRock Advisors, LLC provided that, in the latter case, the proposal has been approved by shareholders.

          4. The sub-section entitled "Portfolio Managers - ING VP Global Science and Technology Portfolio" under the section entitled "Sub-Advisers" beginning on page 86 of the Adviser Class, Class S and Class I SAI is hereby deleted in its entirety and replaced with the following:

               ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO

               POTENTIAL MATERIAL CONFLICTS OF INTEREST

                    BlackRock Advisors, LLC ("BlackRock Advisors") has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock Advisors has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock Advisors furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock Advisors may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock Advisors, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock Advisors, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock Advisors recommends to the Portfolio. BlackRock Advisors, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock Advisors with respect to the same securities.
               Moreover, BlackRock Advisors may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock Advisors' (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock Advisors or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In connection, it should be noted that Mr. Callan and Ms. Xie currently manage certain accounts that are subject to performance fees. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

                    As a fiduciary, BlackRock Advisors owes a duty of loyalty
               to its clients and must treat each client fairly. When BlackRock Advisors purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock Advisors attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock Advisors has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock Advisors with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base

               PORTFOLIO MANGAGER COMPENSATION

                    BlackRock Advisors' financial arrangements with its
               portfolio managers, its competitive compensation, and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock Advisors such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

               BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

               DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

               LONG-TERM RETENTION AND INCENTIVE PLAN ("LTIP") - The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.
               Ms. Xie, Ms. Rosenbaum and Mr. Callan, have received awards under the LTIP.

               DEFERRED COMPENSATION PROGRAM - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior portfolio managers, including Ms. Rosenbaum and Mr. Callan was mandatorily deferred in a similar manner for a number of


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               years. Beginning in 2005, a portion of the annual compensation of certain senior managers, including Ms. Xie, Ms. Rosenbaum and Mr.Callan is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

               OPTIONS AND RESTRICTED STOCK AWARDS - While incentive stock options are not currently being awarded to BlackRock Advisors employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock Advisors. These awards vest over a period of years. Ms. Rosenbaum and Mr. Callan have been granted stock options in prior years, and Mr. Callan participates in BlackRock Advisors' restricted stock program.

               INCENTIVE SAVINGS PLANS - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock Advisors' employees are eligible to participate, including an Employee Stock Purchase Plan (ESPP) and a 401(k) plan. The 401(k) plan may involve a company match of the employee's contribution of up to 6% of the employee's salary. The firm's 401(k) plan offers a range of investment options, including registered investment companies managed by the firm. Each portfolio manager is eligible to participate in these plans.

               Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portofolio manger's group within BlackRock Advisors, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios and BlackRock Advisors. Unlike many other firms, portfolio managers at BlackRock Advisors compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts are measured. A group of BlackRock, Inc.'s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Portfolio's portfolio managers, such benchmarks include the following:

               PORTFOLIO MANAGER PORTFOLIO(S) MANAGED BENCHMARKS APPLICABLE TO EACH MANAGER


               PORTFOLIO MANAGER        PORTFOLIOS MANAGED                         BENCHMARKS APPLICABLE TO EACH
               ---------------------   -----------------------------------------  ------------------------------------------
               Thomas P. Callan, CFA   Heath Sciences Opportunities               A combination of market-based indices (e.g.,
                                       Global Science & Technology                Standard & Poor's 500 Index, Lipper
                                       Opportunities                              Health/Biotechnology Funds Index, The
                                       U.S. Opportunities                         Russell 3000 Heathcare Index, The
                                       International Opportunities                S&P/Citgroup Extended Market Index, The
                                       Global Opportunities                       S&P/CitiGroup Extended Market Global Ex-U.S.
                                                                                  Index, The Pacific Stock Exchange
                                                                                  Technology Index, The S&P/Citigroup Global
                                                                                  BMI), certain customized indices and certain
                                                                                  fund industry peer groups.

               Erin Xie, PhD           Health Sciences Opportunities              A combination of market-based indices
                                       Global Science & Technology Opportunities  (e.g., Standard & Poor's 500 Index, Lipper
                                       Global Opportunites                        Health/Biotechnology Funds Index, The
                                                                                  Russell 3000 Healthcare Index, The
                                                                                  S&P/Citigroup Extended

               PORTFOLIO MANGER        PORTFOLIOS MANAGED                         BENCHMARKS APPLICABLE TO EACH A
               ---------------------   -----------------------------------------  ------------------------------------------
                                                                                  Market Index, The Pacific Stock Exchange
                                                                                  Technology Index, The S&P/Citigroup Global
                                                                                  BMI), certain customized indices and
                                                                                  certain fund industry peer groups.

               Jean M Rosenbaum, CFA   U.S. Opportunities                         A combination of market-based indices
                                       Global Science & Technology                (e.g., The S&P/Citigroup Extended Market
                                       Opportunities                              Index, The Pacific Stock Exchange
                                       Global Opportunities                       Technology Index, The S&P/Citigroup
                                                                                  Global BMI), certain customized indices
                                                                                  and certain fund industry peer groups.

               The group of BlackRock, Inc.'s officers then makes a subjective determination with repect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarkds. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation for serving in these other capacities.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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